Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of transactions with key management personnel [Table Text Block]
	Year ended January 31, 2023	Year ended January 31, 2022

Management fees to the CEO	$120,000	$109,500
Management fees to the COO	102,000	92,000
Management fees to the CFO	60,010	68,345
Total Management fees	$282,010	$269,845
Vehicle expense to the CEO	18,000	18,000
Vehicle expenses to the COO	18,000	18,000
Rent to the CEO included in rent expense	24,000	28,500
	$342,010	$334,345